Label	Element	Value
Investor Class Prospectus | MATTHEWS INDIA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS INDIA FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.

Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Convertible Securities Risk: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade (referred to as “junk bonds”) if rated. Therefore, credit risk may be greater for the Fund than for other funds that invest in higher-grade securities. These securities are also subject to greater liquidity risk than many other securities.

Financial Services Sector Risk: The Fund may invest a significant portion of its assets in the financial services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2009 66.04% Worst Quarter Q4 2008 -31.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	66.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.17%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2019
Investor Class Prospectus | MATTHEWS INDIA FUND | S&P Bombay Stock Exchange 100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2005
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Annual Return 2010	rr_AnnualReturn2010	32.53%
Annual Return 2011	rr_AnnualReturn2011	(36.48%)
Annual Return 2012	rr_AnnualReturn2012	31.54%
Annual Return 2013	rr_AnnualReturn2013	(5.90%)
Annual Return 2014	rr_AnnualReturn2014	63.71%
Annual Return 2015	rr_AnnualReturn2015	0.90%
Annual Return 2016	rr_AnnualReturn2016	(1.23%)
Annual Return 2017	rr_AnnualReturn2017	35.79%
Annual Return 2018	rr_AnnualReturn2018	(10.09%)
Annual Return 2019	rr_AnnualReturn2019	(0.88%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2005
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.42%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.61%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.24%	[1]
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.29%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.05%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.44%	[1]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.